Income Tax Expenses Benefit (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Components Of Income Tax Expense Benefit [Line Items]
Domestic		(16,761,000,000)	4,878,000,000	10,395,000,000
Foreign		(862,000,000)	159,000,000	(2,133,000,000)
Income (loss) before income tax expense (benefit) and equity loss on investments	(16,576,000)	(17,623,000,000)	5,037,000,000	8,262,000,000
Domestic		3,715,000,000	3,694,000,000	4,458,000,000
Foreign		4,000,000	70,000,000	12,000,000
Current Income Tax Expense (Benefit), Total		3,719,000,000	3,764,000,000	4,470,000,000
Domestic		(1,135,000,000)	(11,726,000,000)	(263,000,000)
Foreign
Deferred Income Tax Expense (Benefit), Total		(1,135,000,000)	(11,726,000,000)	(263,000,000)
Total income tax expenses (benefit)	$ 2,430,000	2,584,000,000	(7,962,000,000)	4,207,000,000